December 5, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Asset Management Fund (the “Registrant”) File Nos. 002-78808 and 811-03541
To the Commission:
     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus dated December 2, 2008 and Statement of Additional Information dated December 2, 2008 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 58 (the “Amendment”), which was filed on December 2, 2008 and went effective December 2, 2008, and (2) the text of the Amendment was filed electronically (Accession No. 0000950137-08-014199).
     Please do not hesitate to contact the undersigned at (312) 609-7785 if you have any questions regarding this certification.

Very truly yours,
/s/ Corey L. Zarse
Corey L. Zarse